Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Text Block [Abstract]
Summary of Grant date Using the Black-Scholes Option Pricing Model Using at Weighted Average Assumptions

The fair value of each stock option award granted during the year ended December 31, 2016 and 2015 respectively, was estimated on the grant date using the Black-Scholes option pricing model using the following weighted average assumptions:

	Year Ended December 31
	2016	2015
Expected term (years)	6.00	6.00
Risk-free interest rate	1.39%	1.97%
Expected volatility	61.00%	78.00%
Expected dividend yield	—	—

Summary of Stock Activity

The following table summarizes the stock option activity during 2016:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value
Outstanding, January 1, 2016	2,117,852	$0.71		$135,711
Granted	117,217	0.77
Exercised	(51,043)	0.37
Expired/cancelled	(19,250)	0.53

Outstanding, December 31, 2016	2,164,776	$0.72	7.48	$1,030,217

Expected to vest, December 31, 2016	729,391	$0.78	8.60	$308,767
Options exercisable, December 31, 2016	1,435,385	$0.70	6.92	$721,451

Summary of Non-Vested Stock Options
A summary of the Company’s restricted stock activity and related information during 2016 is as follows:

	Shares	Weighted Average Grant Date Fair Value
Nonvested, January 1, 2016	1,036,629	$0.72
Granted	—	—
Vested	(473,980)	0.66
Forfeited	—	—

Nonvested, December 31, 2016	562,649	$0.78

Compensation Cost related to Employee and Non-employee Stock-based Compensation Activity

The Company has recognized the following compensation cost related to employee and non-employee stock-based compensation activity:

	Year Ended December 31
	2016	2015
Research and development	$317,644	$295,304
General and administrative	170,682	174,542

Total	$488,326	$469,846